                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-7129

                     (Investment Company Act File Number)

                   Federated Managed Allocation Portfolios
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/05

              Date of Reporting Period: Six months ended 5/31/05
                                        ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Conservative Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.91		$10.50	$ 9.70	$10.22		$11.19	$11.82
Income From Investment Operations:
Net investment income	0.13		0.24	0.24 [1]	0.31	[2]	0.35	0.48 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.07		0.48	0.81	(0.57	) [2]	(0.43)	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	0.20		0.72	1.05	(0.26)		(0.08)	0.08
Less Distributions:
Distributions from net investment income	(0.15)		(0.31)	(0.25)	(0.26)		(0.37)	(0.45)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--	--		(0.52)	(0.26)
TOTAL DISTRIBUTIONS	(0.15)		(0.31)	(0.25)	(0.26)		(0.89)	(0.71)
Net Asset Value, End of Period	$10.96		$10.91	$10.50	$ 9.70		$10.22	$11.19
Total Return [3]	1.80%		7.00%	10.99%	(2.56)%		(0.75)%	0.60%

Ratios to Average Net Assets:
Expenses	1.01	% [4]	1.04%	1.23%	1.15%		1.13%	1.06%
Net investment income	2.29	% [4]	2.18%	2.39%	3.01	% [2]	3.62%	4.11%
Expense waiver/reimbursement [5]	0.43	% [4]	0.41%	0.21%	0.20%		0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,237		$67,497	$74,512	$76,842		$110,413	$121,563
Portfolio turnover	3%		28%	103%	11%		20%	43%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.90		$10.49	$ 9.69	$10.22		$11.17	$11.80
Income From Investment Operations:
Net investment income	0.08		0.16	0.17 [1]	0.23	[2]	0.34	0.40 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.08		0.49	0.81	(0.57	) [2]	(0.48)	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.65	0.98	(0.34)		(0.14)	--
Less Distributions:
Distributions from net investment income	(0.11)		(0.24)	(0.18)	(0.19)		(0.29)	(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--	--		(0.52)	(0.26)
TOTAL DISTRIBUTIONS	(0.11)		(0.24)	(0.18)	(0.19)		(0.81)	(0.63)
Net Asset Value, End of Period	$10.95		$10.90	$10.49	$ 9.69		$10.22	$11.17
Total Return [3]	1.45%		6.26%	10.22%	(3.31)%		(1.33)%	(0.11)%

Ratios to Average Net Assets:
Expenses	1.71	% [4]	1.74%	1.93%	1.85%		1.83%	1.76%
Net investment income	1.59	% [4]	1.48%	1.68%	2.31	% [2]	2.92%	3.42%
Expense waiver/reimbursement [5]	0.48	% [4]	0.46%	0.26%	0.25%		0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,713		$37,939	$38,975	$38,481		$50,413	$55,004
Portfolio turnover	3%		28%	103%	11%		20%	43%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,018.00	$5.08
Select Shares	$1,000	$1,014.50	$8.59
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,019.90	$5.09
Select Shares	$1,000	$1,016.40	$8.60

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	1.01%
Select Shares	1.71%

Portfolio of Investments Summary Table

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Fixed Income Funds	51.4%
Equity Funds	45.5%
Other Securities [2]	0.0%
Cash Equivalents [3]	3.2%
Other Assets and Liabilities--Net [4]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Other Securities includes common stock. Represents less than 0.01%.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCK--0.0%
134	Computer Associates International, Inc. (IDENTIFIED COST $4,158)	$3,654
	MUTUAL FUNDS--96.9% [1]
3,438,925	Capital Appreciation Core Fund	39,401,380
67,276	Emerging Markets Fixed Income Core Fund	1,138,130
1,617,555	Federated Intermediate Corporate Bond Fund, Class IS Shares	16,450,537
171,991	Federated International Bond Fund, Class A Shares	1,986,496
596,820	Federated International Capital Appreciation Fund, Class A Shares	5,633,976
1,466,616	Federated Mortgage Core Portfolio	14,871,484
743,827	Federated U.S. Government Securities Fund: 2-5 Years, Class IS Shares	8,338,296
409,795	Federated U.S. Government Bond Fund	4,958,517
461,434	High Yield Bond Portfolio	3,110,062
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $91,177,081)	95,888,878
	REPURCHASE AGREEMENT--3.2%
$3,191,000	Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $3,191,273 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	3,191,000
	TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $94,372,239) [2]	99,083,532
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(133,125)
	TOTAL NET ASSETS--100%	$98,950,407

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $94,378,507.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $95,888,878 of investments in affiliated issuers (Note 5) (identified cost $94,372,239)		$99,083,532
Cash		1,731
Income receivable		189,382
Receivable for shares sold		27,802
TOTAL ASSETS		99,302,447
Liabilities:
Payable for shares redeemed	$286,554
Payable for transfer and dividend disbursing agent fees and expenses	32,159
Payable for distribution services fee (Note 5)	14,819
Payable for shareholder services fee (Note 5)	10,069
Accrued expenses	8,439
TOTAL LIABILITIES		352,040
Net assets for 9,029,787 shares outstanding		$98,950,407
Net Assets Consist of:
Paid-in capital		$96,825,918
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		4,711,400
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(2,900,757)
Undistributed net investment income		313,846
TOTAL NET ASSETS		$98,950,407
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$64,237,215 ÷ 5,860,002 shares outstanding, no par value, unlimited shares authorized		$10.96
Select Shares:
$34,713,192 ÷ 3,169,785 shares outstanding, no par value, unlimited shares authorized		$10.95

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $1,217,642 received from affiliated issuers) (Note 5)			$1,217,648
Interest			19,008
Investment income allocated from affiliated partnerships (Note 5)			454,381
TOTAL INCOME			1,691,037
Expenses:
Investment adviser fee (Note 5)		$384,222
Administrative personnel and services fee (Note 5)		94,740
Custodian fees		4,436
Transfer and dividend disbursing agent fees and expenses		41,156
Directors'/Trustees' fees		2,124
Auditing fees		11,111
Legal fees		3,253
Portfolio accounting fees		27,237
Distribution services fee--Select Shares (Note 5)		137,313
Shareholder services fee--Institutional Shares (Note 5)		78,294
Shareholder services fee--Select Shares (Note 5)		45,675
Share registration costs		15,113
Printing and postage		11,361
Insurance premiums		4,555
Miscellaneous		1,592
EXPENSES BEFORE ALLOCATION		862,182
Expenses allocated from partnership (Note 5)		11,656
TOTAL EXPENSES		873,838
Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(89,530)
Waiver of administrative personnel and services fee	(16,940)
Waiver of distribution services fee--Select Shares	(45,771)
Waiver of shareholder services fee--Institutional Shares	(61,885)
Reimbursement of distribution and shareholder services fees	(12,144)
TOTAL WAIVERS AND REIMBURSEMENTS		(226,270)
Net expenses			647,568
Net investment income			1,043,469

Statement of Operations-continued

Six Months Ended May 31, 2005 (unaudited)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $738,647 on sales of investments in affiliated issuers) (Note 5)	$(159,597)
Net realized gain allocated from partnerships	664,047
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	185,566
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	690,016
Change in net assets resulting from operations	$1,733,485

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,043,469	$2,132,329
Net realized gain on investments including allocation from partnerships, foreign currency transactions and futures contracts	504,450	959,842
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	185,566	3,864,966
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,733,485	6,957,137
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(887,510)	(2,113,046)
Select Shares	(369,779)	(882,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,257,289)	(2,995,167)
Share Transactions:
Proceeds from sale of shares	9,555,860	22,506,202
Net asset value of shares issued to shareholders in payment of distributions declared	1,032,237	2,405,588
Cost of shares redeemed	(17,549,548)	(36,924,994)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,961,451)	(12,013,204)
Change in net assets	(6,485,255)	(8,051,234)
Net Assets:
Beginning of period	105,435,662	113,486,896
End of period (including undistributed net investment income of $313,846 and $527,666, respectively)	$98,950,407	$105,435,662

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Conservative Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Select Shares. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management investment companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond, and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2005, the Fund had no realized gains or losses on futures contracts.

At May 31, 2005, the Fund had no open futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	726,554	$7,953,902	1,390,977	$14,869,173
Shares issued to shareholders in payment of distributions declared	64,059	702,947	153,646	1,621,347
Shares redeemed	(1,116,068)	(12,222,993)	(2,453,781)	(26,127,201)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(325,455)	$(3,566,144)	(909,158)	$(9,636,681)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	146,168	$1,601,958	708,515	$7,637,029
Shares issued to shareholders in payment of distributions declared	29,998	329,290	74,343	784,241
Shares redeemed	(486,379)	(5,326,555)	(1,017,174)	(10,797,793)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(310,213)	$(3,395,307)	(234,316)	$(2,376,523)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(635,668)	$(6,961,451)	(1,143,474)	$(12,013,204)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $94,378,507. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $4,705,025. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,320,416 and net unrealized depreciation from investments for those securities having an excess of cost over value of $615,391.

At November 30, 2004, the Fund had a capital loss carryforward of $3,181,087 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 866,952
2010	$ 2,314,135

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds is recorded as income in the accompanying financial statements and is listed below:

Capital Appreciation Core Fund	$397,276
Emerging Markets Fixed Income Core Fund	$57,105
Federated Intermediate Corporate Bond Fund	$324,633
Federated International Bond Fund	$99,287
Federated Mortgage Core Portfolio	$382,373
Federated U.S. Government Securities Fund: 2-5 Years	$156,490
Federated U.S. Government Bond Fund	$101,426
High Yield Bond Portfolio	$153,419
Prime Value Obligations Fund	$14

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC did not retain any fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$3,383,158
Sales	$12,279,543

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolios securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies, long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Conservative Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

G00516-01 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Growth Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$12.29		$11.30		$ 9.93	$11.39		$13.42	$15.17
Income From Investment Operations:
Net investment income	0.04	[1]	0.10	[1]	0.08 [1]	0.12	[2]	0.18	0.27 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.16		0.93		1.36	(1.47	) [2]	(1.39)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	0.20		1.03		1.44	(1.35)		(1.21)	(0.75)
Less Distributions:
Distributions from net investment income	(0.08)		(0.04)		(0.07)	(0.11)		(0.18)	(0.22)
Distributions from paid-in capital [3]	--		--		--	--		(0.03)	--
Distributions from net realized gains on investments, foreign currency transactions, and futures contracts	--		--		--	--		(0.61)	(0.78)
TOTAL DISTRIBUTIONS	(0.08)		(0.04)		(0.07)	(0.11)		(0.82)	(1.00)
Net Asset Value, End of Period	$12.41		$12.29		$11.30	$ 9.93		$11.39	$13.42
Total Return [4]	1.58%		9.11	% [5]	14.56%	(11.95)%		(9.55)%	(5.48)%

Ratios to Average Net Assets:
Expenses	1.22	% [6]	1.30%		1.41%	1.28	% [7]	1.27%	1.16%
Net investment income	0.68	% [6]	0.78%		0.78%	0.98	% [2]	1.52%	1.81%
Expense waiver/reimbursement [8]	0.39	% [6]	0.36%		0.22%	0.20%		0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,277		$43,261		$46,069	$48,840		$69,632	$83,495
Portfolio turnover	1%		20%		145%	14%		43%	86%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

6 Computed on an annualized basis.

7 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$12.22		$11.28		$ 9.92	$11.38		$13.40	$15.15
Income From Investment Operations:
Net investment income (loss)	(0.00	) [1,2]	0.01	[1]	0.01 [1]	0.03	[3]	0.10	0.17 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.15		0.93		1.36	(1.46	) [3]	(1.39)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.94		1.37	(1.43)		(1.29)	(0.85)
Less Distributions:
Distributions from net investment income	(0.04)		(0.00)		(0.01)	(0.03)		(0.10)	(0.12)
Distributions from paid-in capital [4]	--		--		--	--		(0.02)	--
Distributions from net realized gain on investments, foreign currency transactions, and futures contracts	--		--		--	--		(0.61)	(0.78)
TOTAL DISTRIBUTIONS	(0.04)		(0.00)		(0.01)	(0.03)		(0.73)	(0.90)
Net Asset Value, End of Period	$12.33		$12.22		$11.28	$ 9.92		$11.38	$13.40
Total Return [5]	1.21%		8.33	% [6]	13.81%	(12.60)%		(10.18)%	(6.15)%

Ratios to Average Net Assets:
Expenses	1.92	% [7]	2.00%		2.11%	1.98	% [8]	1.97%	1.86%
Net investment income	(0.01	)% [7]	0.10%		0.08%	0.28	% [3]	0.82%	1.13%
Expense waiver/reimbursement [9]	0.45	% [7]	0.41%		0.27%	0.25%		0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,471		$38,684		$38,481	$38,719		$59,463	$72,377
Portfolio turnover	1%		20%		145%	14%		43%	86%

1 Based on average shares outstanding.

2 Represents less than $0.01.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return. See Notes to Financial Statements (Note 5).

7 Computed on an annualized basis.

8 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

9 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,015.80	$6.13
Select Shares	$1,000	$1,012.10	$9.63
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,018.85	$6.14
Select Shares	$1,000	$1,015.36	$9.65

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	1.22%
Select Shares	1.92%

Portfolio of Investments Summary Table

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	86.1%
Fixed Income Funds	8.7%
Other Securities [2]	0.0%
Cash Equivalents [3]	5.3%
Other Assets and Liabilities--Net [4]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Other Securities includes common stock. Represents less than 0.01%.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCK--0.0%
182	Computer Associates International, Inc. (IDENTIFIED COST $5,647)	$4,963
	MUTUAL FUNDS--94.8% [1]
5,141,942	Capital Appreciation Core Fund	58,913,643
8,945	Emerging Markets Fixed Income Core Fund	151,320
215,319	Federated Intermediate Corporate Bond Fund, Class IS Shares	2,189,797
22,879	Federated International Bond Fund, Class A Shares	264,258
851,402	Federated International Capital Appreciation Fund, Class A Shares	8,037,240
195,251	Federated Mortgage Core Portfolio	1,979,850
99,158	Federated U.S. Government Securities Fund: 2-5 Years, Class IS Shares	1,111,560
54,483	Federated U.S. Government Bond Fund	659,249
61,250	High Yield Bond Portfolio	412,826
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $67,464,867)	73,719,743
	REPURCHASE AGREEMENT--5.3%
$4,131,000	Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $4,131,353 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	4,131,000
	TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $71,601,514) [2]	77,855,706
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(107,765)
	TOTAL NET ASSETS--100%	$77,747,941

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $71,602,262.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $73,719,743 of investments in affiliated issuers (Note 5) (identified cost $71,601,514)		$77,855,706
Cash		8,366
Income receivable		29,723
Receivable for shares sold		62,656
TOTAL ASSETS		77,956,451
Liabilities:
Payable for shares redeemed	$113,756
Payable for transfer and dividend disbursing agent fees and expenses	44,116
Payable for portfolio accounting fees	3,253
Payable for distribution services fee (Note 5)	15,494
Payable for shareholder services fee (Note 5)	9,477
Payable for printing and postage	12,898
Accrued expenses	9,516
TOTAL LIABILITIES		208,510
Net assets for 6,283,197 shares outstanding		$77,747,941
Net Assets Consist of:
Paid-in capital		$83,207,046
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		6,254,619
Accumulated net realized loss on investments, foreign currency transactions, and futures contracts		(11,768,863)
Undistributed net investment income		55,139
TOTAL NET ASSETS		$77,747,941
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$41,276,816 ÷ 3,325,492 shares outstanding, no par value, unlimited shares authorized		$12.41
Select Shares:
$36,471,125 ÷ 2,957,705 shares outstanding, no par value, unlimited shares authorized		$12.33

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $162,063 received from affiliated issuers (Note 5)			$162,070
Interest			26,277
Investment income allocated from affiliated partnerships (Note 5)			577,386
TOTAL INCOME			765,733
Expenses:
Investment adviser fee (Note 5)		$301,699
Administrative personnel and services fee (Note 5)		94,740
Custodian fees		3,893
Transfer and dividend disbursing agent fees and expenses		53,626
Directors'/Trustees' fees		2,482
Auditing fees		11,778
Legal fees		3,239
Portfolio accounting fees		27,217
Distribution services fee--Select Shares (Note 5)		141,413
Shareholder services fee--Institutional Shares (Note 5)		51,009
Shareholder services fee--Select Shares (Note 5)		47,104
Share registration costs		15,114
Printing and postage		15,167
Insurance premiums		4,351
Miscellaneous		84
EXPENSES BEFORE ALLOCATION		772,916
Expenses allocated from partnerships (Note 5)		16,191
TOTAL EXPENSES		789,107
Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(51,312)
Waiver of administrative personnel and services fee	(17,050)
Waiver of distribution services fee--Select Shares	(47,138)
Waiver of shareholder services fee--Institutional Shares	(40,324)
Reimbursement of distribution and shareholder services fees	(11,057)
TOTAL WAIVERS AND REIMBURSEMENTS		(166,881)
Net expenses			622,226
Net investment income			143,507

Statement of Operations-continued

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $189 and including realized gain of $896,954 on sales of investments in affiliated issuers) (Note 5)	$116,397
Net realized gain allocated from partnerships	918,158
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(48,266)
Net realized and unrealized gain on investments and foreign currency transactions	986,289
Change in net assets resulting from operations	$1,129,796

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$143,507	$393,003
Net realized gain on investments including allocation from partnerships, foreign currency transactions, and futures contracts	1,034,555	1,613,386
Net increase due to reimbursement from Adviser (Note 5)	--	44,107
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(48,266)	5,020,986
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,129,796	7,071,482
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(261,595)	(144,650)
Select Shares	(119,350)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(380,945)	(144,650)
Share Transactions:
Proceeds from sale of shares	7,946,321	19,728,036
Net asset value of shares issued to shareholders in payment of distributions declared	343,588	126,745
Cost of shares redeemed	(13,236,640)	(29,385,651)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,946,731)	(9,530,870)
Change in net assets	(4,197,880)	(2,604,038)
Net Assets:
Beginning of period	81,945,821	84,549,859
End of period (including undistributed net investment income of $55,139 and $292,577, respectively)	$77,747,941	$81,945,821

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Growth Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Select Shares. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management investment companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400. The financial statements of Capital Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invests a significant portion of its assets. The financial statements of Capital Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Capital Core is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock (bond) index futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2005, the Fund had no realized gains or losses on futures contracts.

At May 31, 2005, the Fund had no open futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	401,299	$5,010,391	1,094,247	$13,012,304
Shares issued to shareholders in payment of distributions declared	18,212	227,949	10,873	126,745
Shares redeemed	(613,079)	(7,608,446)	(1,661,362)	(19,759,739)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(193,568)	$(2,370,106)	(556,242)	$(6,620,690)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	237,673	$2,935,930	567,710	$6,715,732
Shares issued to shareholders in payment of distributions declared	9,281	115,639	--	--
Shares redeemed	(454,897)	(5,628,194)	(813,835)	(9,625,912)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(207,943)	$(2,576,625)	(246,125)	$(2,910,180)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(401,511)	$(4,946,731)	(802,367)	$(9,530,870)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $71,602,262. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $6,253,444. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,292,262 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,818.

At November 30, 2004, the Fund had a capital loss carryforward of $12,788,903 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$5,663,271
2010	$7,125,632

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary wavier at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds is recorded as income in the accompanying financial statements and is listed below:

Capital Appreciation Core Fund	$569,788
Emerging Markets Fixed Income Core Fund	$7,598
Federated Intermediate Corporate Bond Fund	$43,212
Federated International Bond Fund	$13,221
Federated Mortgage Core Portfolio	$50,904
Federated U.S. Government Bond Fund	$13,490
Federated U.S. Government Securities Fund: 2-5 Years	$20,852
High-Yield Bond Portfolio	$20,376
Prime Value Obligations Fund	$8

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $1,202 of fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005 were as follows:

Purchases	$455,647
Sales	$9,150,705

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Highlights - Capital Appreciation Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2005		Year Ended 11/30/2004	Period Ended 11/30/2003	[1]
Net Asset Value, Beginning of Period	$11.21		$10.14	$10.00
Income From Investment Operations:
Net investment income	0.15		0.25	0.01
Net realized and unrealized gain on investments	0.10		0.82	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.25		1.07	0.14
Net Asset Value, End of Period	$11.46		$11.21	$10.14
Total Return [2]	2.23%		10.55%	1.40%

Ratios to Average Net Assets:
Expenses	0.05	% [3,4]	0.05%	0.05	% [3]
Net investment income	1.77	% [3]	2.09%	2.21	% [3]
Expense waiver/reimbursement [5]	0.10	% [3]	0.08%	0.49	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$176,384		$197,818	$185,555
Portfolio turnover	12%		55%	8%

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 0.05% for the six months ended May 31, 2005 after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments - Capital Appreciation Core Fund

May 31, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--97.7%
		Consumer Discretionary--13.5%
47,900		Clear Channel Communications, Inc.	$1,400,117
58,500	[1]	Comcast Corp., Class A	1,850,940
43,500		Gap (The), Inc.	913,500
22,300		Hasbro, Inc.	450,014
68,700		Home Depot, Inc.	2,703,345
77,900	[1]	Interpublic Group Cos., Inc.	961,286
27,000		Johnson Controls, Inc.	1,529,820
71,200		McDonald's Corp.	2,202,928
20,300		Nike, Inc., Class B	1,668,660
17,000		Omnicom Group, Inc.	1,392,130
45,200		Target Corp.	2,427,240
78,600	[1]	Time Warner, Inc.	1,367,640
66,513		Viacom, Inc., Class B	2,280,731
97,400		Walt Disney Co.	2,672,656
		TOTAL	23,821,007
		Consumer Staples--11.2%
67,300		Altria Group, Inc.	4,518,522
56,300		Coca-Cola Co.	2,512,669
62,700		Gillette Co.	3,306,798
114,200	[1]	Kroger Co.	1,915,134
44,700		PepsiCo, Inc.	2,516,610
26,500		Procter & Gamble Co.	1,461,475
73,200		Wal-Mart Stores, Inc.	3,457,236
		TOTAL	19,688,444
		Energy--7.9%
36,974		Chevron Corp.	1,988,462
16,500		ConocoPhillips	1,779,360
138,064		Exxon Mobil Corp.	7,759,197
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
21,400		Halliburton Co.	$914,636
28,900	[1]	Transocean Sedco Forex, Inc.	1,439,509
		TOTAL	13,881,164
		Financials--18.9%
20,200		Ace Ltd.	873,044
42,804		Allstate Corp.	2,491,193
25,716		American International Group, Inc.	1,428,524
59,192		Bank of America Corp.	2,741,773
60,200		Bank of New York Co., Inc.	1,734,964
94,965		Citigroup, Inc.	4,473,801
19,400		Federal National Mortgage Association	1,149,256
16,700		Goldman Sachs Group, Inc.	1,628,250
76,000		J.P. Morgan Chase & Co.	2,717,000
21,300		Lehman Brothers Holdings, Inc.	1,963,860
104,900		MBNA Corp.	2,212,341
50,600		Merrill Lynch & Co., Inc.	2,745,556
60,700		Morgan Stanley	2,971,872
35,300		Wachovia Corp.	1,791,475
41,600		Wells Fargo & Co.	2,513,056
		TOTAL	33,435,965
		Healthcare--11.2%
43,500		Abbott Laboratories	2,098,440
54,700		Baxter International, Inc.	2,018,430
15,085	[1]	Biogen Idec, Inc.	589,823
6,100	[1]	Genentech, Inc.	483,425
15,900		HCA Inc.	858,600
31,300		Johnson & Johnson	2,100,230
33,000		McKesson HBOC, Inc.	1,328,910
58,200		Medtronic, Inc.	3,128,250
35,200		Merck & Co., Inc.	1,141,888
107,441		Pfizer, Inc.	2,997,604
71,300		Wyeth	3,092,281
		TOTAL	19,837,881
Shares			Value
		COMMON STOCKS--continued
		Industrials--9.6%
34,300		3M Co.	$2,629,095
19,000		Caterpillar, Inc.	1,788,090
227,200		General Electric Co.	8,288,256
89,800		Tyco International Ltd.	2,597,914
54,100		Waste Management, Inc.	1,595,409
		TOTAL	16,898,764
		Information Technology--18.8%
51,100		Analog Devices, Inc.	1,894,788
302,700		Applied Materials, Inc.	4,967,307
58,000	[1]	BMC Software, Inc.	987,160
187,600	[1]	Cisco Systems, Inc.	3,635,688
52,000	[1]	Dell, Inc.	2,074,280
194,400	[1]	EMC Corp. Mass	2,733,264
27,200		IBM Corp.	2,054,960
123,100		Intel Corp.	3,315,083
50,600		KLA-Tencor Corp.	2,297,746
33,300	[1]	Lam Research Corp.	1,021,644
172,900		Microsoft Corp.	4,460,820
218,800	[1]	Oracle Corp.	2,805,016
45,200	[1]	Siebel Systems, Inc.	416,744
23,400	[1]	Symantec Corp.	529,074
		TOTAL	33,193,574
		Materials--1.9%
57,900		Alcoa, Inc.	1,569,090
39,700		Du Pont (E.I.) de Nemours & Co.	1,846,447
		TOTAL	3,415,537
		Telecommunication Services--3.8%
80,400		BellSouth Corp.	2,151,504
111,900		SBC Communications, Inc.	2,616,222
45,618		Verizon Communications	1,613,965
10,300		Vodafone Group PLC, ADR	259,354
		TOTAL	6,641,045
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--0.9%
62,700		NiSource, Inc.	$1,511,070
		TOTAL COMMON STOCKS (IDENTIFIED COST $157,298,716)	172,324,451
		REPURCHASE AGREEMENT--2.2%
$3,868,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005, to be repurchased at $3,868,331 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	3,868,000
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $161,166,716) [2]	176,192,451
		OTHER ASSETS AND LIABILITIES - NET--0.1%	191,925
		TOTAL NET ASSETS--100%	$176,384,376

1 Non-income-producing security.

2 The cost of investments for federal tax purposes amounts to $161,166,716.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Capital Appreciation Core Fund

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $161,166,716)		$176,192,451
Cash		916
Income receivable		286,090
Receivable for investments sold		595,224
TOTAL ASSETS		177,074,681
Liabilities:
Payable for investments purchased	$665,181
Payable for custodian fees	3,151
Payable for transfer and dividend disbursing agent fees and expenses	3,971
Payable for portfolio accounting fees (Note 5)	3,248
Accrued expenses	14,754
TOTAL LIABILITIES		690,305
Net assets for 15,394,707 shares outstanding		$176,384,376
Net Assets Consist of:
Paid-in capital		$148,700,098
Net unrealized appreciation of investments		15,025,735
Accumulated net realized gain on investments		6,400,438
Undistributed net investment income		6,258,105
TOTAL NET ASSETS		$176,384,376
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$176,384,376 ÷ 15,394,707 shares outstanding, no par value, unlimited shares authorized		$11.46

See Notes which are an integral part of the Financial Statements

Statement of Operations - Capital Appreciation Core Fund

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends			$1,669,115
Interest			52,201
TOTAL INCOME			1,721,316
Expenses:
Administrative personnel and services fee (Note 5)		$70,908
Custodian fees		6,084
Transfer and dividend disbursing agent fees and expenses (Note 5)		6,476
Directors'/Trustees' fees		4,034
Auditing fees		9,986
Legal fees		2,526
Portfolio accounting fees (Note 5)		40,426
Insurance premiums		5,374
Miscellaneous		4,199
TOTAL EXPENSES		150,013
Waivers, Reimbursement and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(70,908)
Waiver of transfer and dividend disbursing agent fees and expenses (Note 5)	(922)
Reimbursement of other operating expenses (Note 5)	(26,417)
Fees paid indirectly from directed broker arrangements	(2,993)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(101,240)
Net expenses			48,773
Net investment income			1,672,543
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,757,631
Net change in unrealized appreciation of investments			(64,029)
Net realized and unrealized gain on investments			2,693,602
Change in net assets resulting from operations			$4,366,145

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Capital Appreciation Core Fund

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,672,543	$4,362,421
Net realized gain on investments	2,757,631	3,813,589
Net change in unrealized appreciation/depreciation of investments	(64,029)	12,487,319
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,366,145	20,663,329
Share Transactions:
Contributions	--	28,600,100
Withdrawals	(25,800,000)	(37,000,001)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,800,000)	(8,399,901)
Change in net assets	(21,433,855)	12,263,428
Net Assets:
Beginning of period	197,818,231	185,554,803
End of period (including undistributed net investment income of $6,258,105 and $4,585,562, respectively)	$176,384,376	$197,818,231

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements - Capital Appreciation Core Fund

May 31, 2005 (unaudited)

1. ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the state of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions and Tax

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions, and credits.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Proceeds from contributions	--	2,713,791
Fair value withdrawals	(2,258,290)	(3,366,781)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(2,258,290)	(652,990)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $161,166,716. The net unrealized appreciation of investments for federal tax purposes was $15,025,735. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,825,849 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,800,114.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Trust
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to March 1, 2005, FASI served as transfer and dividend disbursing agent for the Fund. The fee paid to FASI was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FASI during the reporting period was $2,752, after voluntary waiver, if applicable.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2005, the Fund's expenses were reduced by $2,993 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$21,890,826
Sales	$45,037,041

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract-Federated Growth Allocation Fund

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Growth Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

G00514-01 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Moderate Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.84		$11.17		$ 9.99	$10.91		$12.33	$13.55
Income From Investment Operations:
Net investment income	0.10		0.19		0.17	0.22	[1]	0.29	0.39 [2]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.11		0.72		1.18	(0.95	) [1]	(0.89)	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.91		1.35	(0.73)		(0.60)	(0.25)
Less Distributions:
Distributions from net investment income	(0.12)		(0.24)		(0.17)	(0.19)		(0.30)	(0.36)
Distributions from net realized gain on investments, foreign currency transactions, and futures contracts	--		--		--	--		(0.52)	(0.61)
TOTAL DISTRIBUTIONS	(0.12)		(0.24)		(0.17)	(0.19)		(0.82)	(0.97)
Net Asset Value, End of Period	$11.93		$11.84		$11.17	$ 9.99		$10.91	$12.33
Total Return [3]	1.76%		8.24	% [4]	13.68%	(6.76)%		(5.17)%	(2.19)%

Ratios to Average Net Assets:
Expenses	0.96	% [5]	1.03%		1.20%	1.09%		1.09%	1.07%
Net investment income	1.66	% [5]	1.64%		1.69%	2.16	% [1]	2.70%	2.89%
Expense waiver/reimbursement [6]	0.39	% [5]	0.37%		0.20%	0.20%		0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,915		$88,612		$91,789	$95,288		$125,741	$161,366
Portfolio turnover	2%		24%		121%	23%		36%	72%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.82		$11.15		$ 9.96	$10.87		$12.29	$13.51
Income From Investment Operation:
Net investment income	0.06		0.11		0.10	0.15	[1]	0.23	0.30 [2]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.10		0.72		1.19	(0.94	) [1]	(0.91)	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.83		1.29	(0.79)		(0.68)	(0.34)
Less Distributions:
Distributions from net investment income	(0.08)		(0.16)		(0.10)	(0.12)		(0.22)	(0.27)
Distributions from net realized gain on investments, foreign currency transactions, and futures contracts	--		--		--	--		(0.52)	(0.61)
TOTAL DISTRIBUTIONS	(0.08)		(0.16)		(0.10)	(0.12)		(0.74)	(0.88)
Net Asset Value, End of Period	$11.90		$11.82		$11.15	$ 9.96		$10.87	$12.29
Total Return [3]	1.32%		7.50	% [4]	13.03%	(7.36)%		(5.89)%	(2.87)%

Ratios to Average Net Assets:
Expenses	1.66	% [5]	1.73%		1.90%	1.79%		1.79%	1.77%
Net investment income	0.95	% [5]	0.94%		0.99%	1.46	% [1]	2.00%	2.19%
Expense waiver/reimbursement [6]	0.45	% [5]	0.42%		0.25%	0.25%		0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,041		$55,954		$56,747	$58,706		$76,065	$89,725
Portfolio turnover	2%		24%		121%	23%		36%	72%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 1,017.60	$4.83
Select Shares	$1,000	$1,013.20	$8.33
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,020.14	$4.84
Select Shares	$1,000	$1,016.65	$8.35

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.96%
Select Shares	1.66%

Portfolio of Investments Summary Table

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	65.3%
Fixed Income Funds	29.5%
Other Securities [2]	0.0%
Cash Equivalents [3]	5.3%
Other Assets and Liabilities--Net [4]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Other Securities includes common stock. Represents less than 0.01%.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCK--0.0%
220	Computer Associates International, Inc. (IDENTIFIED COST $6,827)	$5,999
	MUTUAL FUNDS--94.8% [1]
6,813,831	Capital Appreciation Core Fund	78,069,264
52,999	Emerging Markets Fixed Income Core Fund	896,600
1,274,680	Federated Intermediate Corporate Bond Fund, Class IS Shares	12,963,492
135,386	Federated International Bond Fund, Class A Shares	1,563,703
1,130,605	Federated International Capital Appreciation Fund, Class A Shares	10,672,913
1,155,837	Federated Mortgage Core Portfolio	11,720,183
586,177	Federated U.S. Government Securities Fund: 2-5 Years, Class IS Shares	6,571,049
322,856	Federated U.S. Government Bond Fund	3,906,558
363,197	High Yield Bond Portfolio	2,447,946
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $119,633,055)	128,811,708
	REPURCHASE AGREEMENT--5.3%
$7,227,000	Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $7,227,618 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	7,227,000
	TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $126,866,882) [2]	136,044,707
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(88,883)
	TOTAL NET ASSETS--100%	$135,955,824

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $126,871,845.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $128,811,708 of investments in affiliated issuers (Note 5) (identified cost $126,866,882)		$136,044,707
Cash		12,381
Income receivable		148,820
Receivable for shares sold		221,358
TOTAL ASSETS		136,427,266
Liabilities:
Payable for shares redeemed	$366,560
Payable for transfer and dividend disbursing agent fees and expenses	56,390
Payable for distribution services fee (Note 5)	22,370
Payable for shareholder services fee (Note 5)	14,643
Accrued expenses	11,479
TOTAL LIABILITIES		471,442
Net assets for 11,408,951 shares outstanding		$135,955,824
Net Assets Consist of:
Paid-in capital		$133,848,227
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		9,177,855
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(7,457,405)
Undistributed net investment income		387,147
TOTAL NET ASSETS		$135,955,824
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$82,914,529 ÷ 6,952,914 shares outstanding, no par value, unlimited shares authorized		$11.93
Select Shares:
$53,041,295 ÷ 4,456,037 shares outstanding, no par value, unlimited shares authorized		$11.90

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $968,092 received from affiliated issuers) (Note 5)			$968,101
Interest			42,057
Investment income allocated from affiliated partnerships (Note 5)			799,508
TOTAL INCOME			1,809,666
Expenses:
Investment adviser fee (Note 5)		$519,357
Administrative personnel and services fee (Note 5)		94,740
Custodian fees		5,322
Transfer and dividend disbursing agent fees and expenses		45,207
Directors'/Trustees' fees		2,700
Auditing fees		13,340
Legal fees		3,260
Portfolio accounting fees		27,625
Distribution services fee--Select Shares (Note 5)		204,427
Shareholder services fee--Institutional Shares (Note 5)		99,829
Shareholder services fee--Select Shares (Note 5)		68,014
Share registration costs		16,047
Printing and postage		15,137
Insurance premiums		4,364
EXPENSE BEFORE ALLOCATION		1,119,369
Expenses allocated from partnerships (Note 5)		21,705
TOTAL EXPENSES		1,141,074
Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(104,705)
Waiver of administrative personnel and services fee	(16,759)
Waiver of distribution services fee--Select Shares	(68,142)
Waiver of shareholder services fee--Institutional Shares	(78,882)
Reimbursement of distribution and shareholder services fees	(17,722)
TOTAL WAIVERS AND REIMBURSEMENTS		(286,210)
Net expenses			854,864
Net investment income			954,802
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $1,335,282 on sales of investments in affiliated issuers) (Note 5)			(59,925)
Net realized gain allocated from partnerships			1,226,766
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			223,469
Net realized and unrealized gain on investments and foreign currency transactions			1,390,310
Change in net assets resulting from operations			$2,345,112

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$954,802	$2,008,232
Net realized gain on investments including allocation from partnerships, foreign currency transactions and futures contracts	1,166,841	2,497,232
Net increase due to reimbursement from Adviser (Note 5)	--	47,756
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	223,469	6,785,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,345,112	11,338,449
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(847,954)	(1,904,259)
Select Shares	(354,564)	(787,813)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,202,518)	(2,692,072)
Share Transactions:
Proceeds from sale of shares	13,353,961	27,881,667
Net asset value of shares issued to shareholders in payment of distributions declared	1,058,529	2,360,123
Cost of shares redeemed	(24,164,498)	(42,859,540)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,752,008)	(12,617,750)
Change in net assets	(8,609,414)	(3,971,373)
Net Assets:
Beginning of period	144,565,238	148,536,611
End of period (including undistributed net investment income of $387,147 and $634,863, respectively)	$135,955,824	$144,565,238

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Moderate Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Select Shares. The primary investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management investment companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities: Fund 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gain and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended May 31, 2005, the Fund had no realized gains or losses on futures contracts.

At May 31, 2005, the Fund had no open futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	796,503	$9,521,019	1,691,673	$19,479,826
Shares issued to shareholders in payment of distributions declared	60,357	723,159	143,192	1,623,171
Shares redeemed	(1,388,569)	(16,649,747)	(2,569,272)	(29,618,136)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(531,709)	$(6,405,569)	(734,407)	$(8,515,139)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	321,798	$3,832,942	731,095	$8,401,841
Shares issued to shareholders in payment of distributions declared	28,005	335,370	65,220	736,952
Shares redeemed	(629,037)	(7,514,751)	(1,152,105)	(13,241,404)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(279,234)	$(3,346,439)	(355,790)	$(4,102,611)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(810,943)	$(9,752,008)	(1,090,197)	$(12,617,750)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $126,871,845. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $9,172,862. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,608,994 and net unrealized depreciation from investments for those securities having an excess of cost over value of $436,132.

At November 30, 2004, the Fund had a capital loss carryforward of $8,420,400 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,642,701
2010	$6,777,699

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-advisor agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds is recorded as income in the accompanying financial statements and is listed below:

Capital Appreciation Core Fund	$754,232
Emerging Markets Fixed Income Core Fund	$45,276
Federated Intermediate Corporate Bond Fund	$257,180
Federated International Bond Fund	$82,123
Federated Mortgage Core Portfolio	$302,879
Federated U.S. Government Bond Fund	$80,332
Federated U.S. Government Securities Fund: 2-5 Years	$123,979
High Yield Bond Portfolio	$121,591
Prime Value Obligations Fund	$8

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC did not retain any fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $47,756, which relates to a contribution to Paid-in Capital for detrimentral impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005 were as follows:

Purchases	$2,670,827
Sales	$19,364,868

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; and long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Moderate Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

G00515-01 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer

Date        July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
             J. Christopher Donahue, Principal Executive Officer

Date        July 15, 2005

By          /S/ Richard J. Thomas
             Richard J. Thomas, Principal Financial Officer

Date        July 15, 2005